Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

34. Income Taxes

The following table reconciles the difference between income taxes that would result solely by applying statutory rates to the Company’s pre-tax income or loss and income tax expense or recovery recorded in the statement of operations and comprehensive income or loss.

		December 31
	2015	2014

Income before income taxes and net (income) loss from equity accounted investee	$156,797	$160,274
Income tax expense at the combined basic rate	51,060	52,648
Large corporation and state tax	4,374	5,008
International financing	(23,195)	(23,296)
Withholding tax on foreign dividends	328	4,649
Tax on other non-deductible expenses	1,510	1,431
Non-taxable income	(3,342)	(2,696)
Net revisions to certain tax bases and tax rates	1,378	(2,137)
Other	808	(1,931)
Income tax expense	$32,921	$33,676

		December 31
	2015	2014

Deferred income tax assets
Unutilized tax loss carryforwards	$60,400	$62,614
Deferred financing costs and offering expenses	1,380	896
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	70,651	65,047
Tax value of intangibles and landfill assets in excess of their carrying value	-	6,407
Other	1,930	2,433
Valuation allowance	(16,684)	(16,684)
	132,244	135,280

Deferred income tax liabilities
Carrying value of capital assets in excess of tax value	89,921	100,108
Carrying value of intangibles and landfill assets in excess of their tax value	164,136	153,757
Other	8,157	8,263
	262,214	262,128
Net deferred income tax liabilities	$129,970	$126,848

Canada	$16,763	$25,098
U.S.	113,207	101,750
Net deferred income tax liabilities	$129,970	$126,848

The components of domestic and foreign income before income tax expense (recovery) and domestic and foreign income taxes are as follows:

	December 31
	2015	2014
Income before income tax expense (recovery) and net income or loss from equity accounted investee
Canada	$65,978	$50,952
U.S.	24,043	42,619
Other	66,776	66,703
	$156,797	$160,274

Current income tax expense
Canada	$22,603	$28,570
U.S.	4,432	5,290
Other	271	166
	27,306	34,026

Deferred income tax expense (recovery)
Canada	(4,625)	(9,806)
U.S.	10,240	9,456
Other	-	-
	5,615	(350)
Total income tax expense	$32,921	$33,676

The Company recognizes interest related to uncertain tax positions and penalties to current income tax expense. The Company has no material uncertain tax positions. Accordingly, interest and penalties recognized in respect of uncertain tax positions and amounts accrued in respect thereof amount to $nil for the years ended December 31, 2015 and 2014.

The Company is subject to federal, provincial and state income taxes and files tax returns in multiple jurisdictions. Tax years open to audit range from 2010 to 2015 in Canada and from 2008 to 2015 in the U.S.

The Company does not tax effect its foreign currency translation adjustment.

Subsidiaries of the Company have unutilized tax losses amounting to $146,621 (2014 - $148,042) which expire 2021 to 2034. The realization of deferred income tax assets, net of a $2,117 (2014 - $1,667) valuation allowance on certain U.S. unutilized tax loss carryforwards, totaling $57,417 (2014 - $62,261), is dependent on the Company generating taxable income in future years in which those temporary differences become deductible. Based on management’s estimate of the Company’s projected future taxable income and its tax planning strategies, management expects to realize these deferred income tax assets in advance of expiry for federal purposes. Changes to the Company’s ownership structure could limit the Company’s use of unutilized tax losses as imposed by Section 382 of the U.S. Internal Revenue Code.

As of December 31, 2015, a subsidiary of the Company has foreign tax credit carryforwards which expire in 2018 and 2019 that result in a deferred income tax asset totaling $14,567 (2014 - $14,567). Since the Company cannot predict when it may generate foreign source income in the future, it has provided a full valuation allowance against the foreign tax credits available.

In connection with the sale of the Company’s Long Island, New York operations on February 28, 2015, it anticipated claiming a worthless stock deduction which would give rise to an ordinary loss on the 2015 U.S. federal income tax return. The Company has since determined that it does not meet the conditions necessary to claim a worthless stock deduction and any and all resulting losses are on account of equity and characterized as a capital loss. At this time, the Company is evaluating its filing position and the computation of such loss.  Before the filing of the U.S. federal income tax return, the Company will assess its options to maximize the use of any capital loss available.  Currently, the Company does not anticipate any financial statement benefit for such loss.  The Company estimates such loss to be between $60,000 and $70,000.

Since the Company’s acquisition of IESI, IESI had, and currently has, issued various intercompany notes payable (“U.S. notes”). For the purposes of determining taxable income, IESI has taken the position that the U.S. notes and their related interest was commercially reasonable and has deducted the interest paid thereon. Management has taken steps to ensure that the U.S. notes are commercially reasonable, however, there can be no assurance that U.S. taxation authorities will not seek to challenge the treatment of the U.S. notes as debt or the amount of interest expense deducted, which could increase IESI’s taxable income and accordingly its U.S. federal income tax liability. Management has determined that it has met the more-likely-than-not threshold based on its technical merits and that management’s position would be sustained upon examination by the relevant tax authority.